Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Future Minimum Lease Payments under Non-cancellable Operating Leases

As of December 31, 2017, the Group’s future minimum lease payments under non-cancellable operating leases are as follows:

RMB
2018	20,680
2019	19,563
2020	16,730
2021	6,631
2022	3,376
Thereafter	2,786

Total minimum lease payments	69,766

Capital Commitments	As of December 31, 2017, the Group had capital commitments as follows:

RMB
Contracted for but not provided
- property	346
- telecommunications network plant and equipment	10,900

11,246